[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694
MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

			Face
			Amount	Value
			(000)	(000)
DEBT INSTRUMENTS (97.6%)
Argentina (3.9%)
Sovereign (3.9%)
Republic of Argentina
1.33%, 12/31/38	(a)		$411	$162
5.83%, 12/31/33	(c)		17,250	7,849
8.28%, 12/31/33			398	409
Republic of Argentina (Linked Variable Rate)
87.961%, 4/10/49	(b)		3,770	1,602
				10,022
Brazil (15.1%)
Sovereign (14.0%)
Federative Republic of Brazil
4.25%, 4/15/24	(c)		5,280	5,102
6.00%, 4/15/24	(c)		1,490	1,441
8.00%, 1/15/18			8,549	9,075
8.875%, 10/14/19-4/15/24			9,938	10,799
10.50%, 7/14/14			1,740	2,111
14.50%, 10/15/09			6,040	7,870
				36,398
Corporate (1.1%)
Banco ABN Amro Real SA
Zero Coupon, 7/21/06	(e)		2,340	2,533
				38,931
Bulgaria (1.5%)
Sovereign (1.5%)
Republic of Bulgaria
8.25%, 1/15/15	(e)		1,699	2,105
Republic of Bulgaria (Registered)
8.25%, 1/15/15			1,490	1,846
				3,951
Chile (1.7%)
Corporate (1.7%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(e)		4,170	4,512
Colombia (1.3%)
Sovereign (1.3%)
Republic of Colombia
9.75%, 4/9/11			1,453	1,667
10.375%, 1/28/33			370	485
11.75%, 2/25/20			925	1,291
				3,443
India (0.0%)
Corporate (0.0%)
Surashtra Cement and Chemical Ltd.
19.00% (expired maturity)	(f)	INR	30,000	—	@
Indonesia (3.0%)
Corporate (3.0%)
Pindo Deli Finance Mauritius
Tranche A, 4,675%, 4/28/15	(c)(e)		$1,313	1,083
Tranche B, 4,675%, 4/28/18	(c)(e)		3,413	1,792
Tranche C, 4.675%, 4/28/27	(c)(e)		6,884	1,549
Tijiwi Kimia Finance Mauritius Ltd.
Tranche A, 4.675%, 4/28/15	(c)(e)		1,054	901
Tranche B, 4.675%, 4/28/18	(c)(e)		2,714	1,778
Tranche C, 4.675%, 4/28/27	(c)(e)		3,352	888
				7,991

1

Ivory Coast (0.1%)
Sovereign (0.1%)
Republic of Ivory Coast
2.00%, 3/29/18	(b)	2,045	378
Malaysia (3.5%)
Sovereign (3.5%)
Government of Malaysia
7.50%, 7/15/11		1,390	1,579
8.75%, 6/1/09		6,720	7,623
			9,202
Mexico (19.6%)
Corporate (8.6%)
Pemex Project Funding Master Trust
4.71%, 6/15/10	(c)(e)	4,250	4,433
8.625%, 12/1/23	(e)	1,740	2,127
9.125%, 10/13/10		4,040	4,737
9.50%, 9/15/27	(e)	4,860	6,427
9.50%, 9/15/27		2,060	2,722
Satelites Mexicanos S.A. de CV
10.125% (expired Maturity)	(b)	3,343	1,805
			22,251
Sovereign (11.0%)
United Mexican States
8.125%, 12/30/19		5,363	6,516
8.30%, 8/15/31		1,940	2,430
8.375%, 1/14/11	(d)	10,210	11,767
10.375%, 2/17/09		3,430	4,017
11.50%, 5/15/26		2,338	3,758
			28,488
			50,739
Nigeria (1.1%)
Sovereign (1.1%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20	(a)	2,750	2,764
Panama (1.9%)
Sovereign (1.9%)
Republic of Panama
9.375%, 4/1/29		1,890	2,410
9.625%, 2/8/11		1,510	1,812
10.75%, 5/15/20		490	685
			4,907
Peru (2.1%)
Sovereign (2.1%)
Republic of Peru
8.375%, 5/3/16		1,610	1,892
8.75%, 11/21/33		1,460	1,770
9.875%, 2/6/15		1,385	1,776
			5,438
Philippines (8.0%)
Sovereign (8.0%)
Republic of Philippines
8.875%, 3/17/15		8,670	9,298
9.50%, 2/2/30		8,510	9,106
10.625%, 3/16/25		2,080	2,439
			20,843
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30		1,260	1,941
Russia (20.4%)
Corporate (1.9%)
Gaz Capital for Gazprom
8.625%, 4/28/34		3,670	4,832
Sovereign (18.5%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14		4,250	5,621
Russian Federation
5.00%, 3/31/30	(a)(e)	4,684	5,387
Russian Federation (Registered)
5.00%, 3/31/30	(a)	965	1,110
8.25%, 3/31/10		5,870	6,350
11.00%, 7/24/18		7,051	10,788
12.75%, 6/24/28	(d)	10,080	19,001
			48,257
			53,089

2

Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.375%, 4/25/12	750	851
Turkey (7.1%)
Sovereign (7.1%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 2/23/06	5,780	8,395
Zero Coupon, 9/28/06	1,540	1,691
Credit Suisse First Boston
7.20%, 8/20/11	3,700	3,759
Republic of Turkey
11.00%, 1/14/13	3,570	4,583
		18,428
Venezuela (6.2%)
Sovereign (6.2%)
Republic of Venezuela
8.50%, 10/8/14	1,510	1,680
9.375%, 1/13/34	7,072	8,391
10.75%, 9/19/13	4,890	6,112
		16,183
TOTAL DEBT INSTRUMENTS
(Cost $238,736)		253,613

	No. of
	Warrants
WARRANTS (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expiring 11/15/20	3,000	153
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	11,350	289
TOTAL WARRANTS
(Cost $@—)		442

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (2.2%)
United States (2.2%)
Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $5,695 (Cost $5,693)	(g)	$5,693	5,693
TOTAL INVESTMENTS + (100.0%)
(Cost $238,736)			259,748
LIABILITIES IN EXCESS OF OTHER ASSETS			(17,549)
NET ASSETS			$242,199

(a)	Step Bond - coupon rate increases to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is ultimate maturity.
(b)	Security is in default.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates.
The rates shown are those in effect on September 30, 2005.
(d)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2005.
(e)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Security was valued at fair value. At September 30, 2005, the Fund held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(g)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $238,736,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $21,012,000 of which $27,252,000 related to appreciated securities and $6,240,000 related to depreciated securities.

@	Value/Face Amount is less than $500.
INR	Indian Rupee

3

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005